As filed with the Securities and Exchange Commission on June 27, 2007
                                                      Registration No. 333-19583
                                                     Registration No.  811-08015
________________________________________________________________________________

                        _______________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-4

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21

                                       and

              REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 23
                        _______________________________

                      NATIONAL VARIABLE ANNUITY ACCOUNT II
                           (Exact name of Registrant)

                         NATIONAL LIFE INSURANCE COMPANY
                             One National Life Drive
                              Montpelier, VT 05604
     (Complete name and address of depositor's principal executive offices)
                                 (802) 229-7410
                        _______________________________

                                  Kerry A. Jung
                                 Senior Counsel
                         National Life Insurance Company
                             One National Life Drive
                            Montpelier, Vermont 05604
                (name and complete address of agent for service)
                        _______________________________

                                    Copy to:
                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-2415
                        _______________________________

It is proposed that this filing will become effective:

 X    immediately upon filing pursuant to paragraph (b)
___   on (Date) pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(1)
___   on (date) pursuant to paragraph (a)(1) of Rule 485
___   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


  Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements
     (1) Financial statements and schedule included in the Prospectus
     (2) Financial statements and schedule included in Statement of Additional Information
(b) Exhibits
     (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
     (2) Not Applicable
     (3) (a) Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc (12)
         (b)  Form of Selling Agreement (12)
     (4) (a)  The form of the variable annuity contract (2)
         (b)  Enhanced Death Benefit Rider (13)
         (c)  Guaranteed Account Endorsement (13)
         (d)  Accelerated Benefits Rider - Covered Chronic Illness (6)
         (e)  Accelerated Benefits Rider - Terminal Illness (6)
         (f) Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
         (g)  Limited Power of Attorney (9)
         (h)  Roth IRA Endorsement (13)
         (i)  SIMPLE IRA Endorsement (13)
         (j)  IRA Endorsement (13)
         (k)  TDA Endorsement (13)
         (l)  Endorsement to the Payment Options (13)
         (m)  Loan Endorsement (13)
         (n)  Endorsement to the Limit on Transfers Provision (13)
         (o) Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
     (5) Variable Annuity Application (13)
         (a) 9212 Application (14)
     (6) Articles of Incorporation and By-Laws of Depositor (12)
     (7) Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance
         Company and xxxxx, effective December 31, 1998 (9)
     (8) (a) Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated
              January 31, 1995 (3)
              1. Form of amended Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)
              2. Amendment No. 2 to Participation Agreement- Alger American
                 Fund, National Life Insurance Company (15)
         (b) Form of Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (4)
              1. Form of Amendment to Shareholder Services Agreement (10)
         (c)  Form of Participation Agreement between National Life Insurance
              Company and Neuberger & Berman Advisers Managers Trust (4)
              1. Form of Amendment to Participation Agreement (10)
         (d) Form of Participation Agreement between National Life Insurance Company and J. P. Morgan Series Trust II (4)
              1. Amendment to the Participation Agreement effective
                 April 16, 2007 (14)
         (e) Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(5)
              1. Form of Amendment to Participation Agreement among National
                 Life Insurance Company, The Dreyfus Socially Responsible
                 Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)
              2. Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)
         (f) Form of Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)
              1. Amendment to the Fidelity Participation Agreement dated
                 May 18, 2007 (15)
         (g) Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)
         (h) Form of Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)
              1. Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)
         (i)  Form of Participation Agreement - National Life Insurance
              Company, T. Rowe Price Equity Services, Inc. and T. Rowe Price Investment Services, Inc. (10)

          (j)  Form of Participation Agreement - AIM Variable Insurance Funds,
               A I M Distributors, Inc., National Life Insurance Company and Equity Services, Inc. (11)
          (k) Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. (7)
          (l) Form of Participation Agreement - Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and National Life Insurance Company (12)
          (m) Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007 (14)
          (n) Rule 22c-2 Agreement among Aim Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007 (14)
          (o) Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into
               October 16, 2006 (14)
          (p) Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007 (14)
          (q) Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007 (14)
          (r) Rule 22c-2 Agreement among Morgan Stanley Distribution Inc., and National Life Insurance Company entered into March 16, 2007 (14)
          (s) Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006 (14)
          (t) Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007 (14)
          (u) Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006
               (14)
          (x) Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC. dated April 30, 2004 (15)
          (y) Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997 (15)
          (z) Shareholder Services Agreement as amended through April 2, 2003 among National Life Insurance Co. and American Century Investment Management (15)
          (aa) Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset Management, Inc.
               (15)
          (bb) Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance Co. and Dreyfus Corporation (15)
          (cc) Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2000 (15)
          (dd) Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004 (15)
          (ee) Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May 1, 2004
               (15)
          (ff) Administration Services Agreement as supplemented through May 1, 2004 among National Life Insurance Co. and T. Rowe Price Investment Services, Inc. (15)
          (gg) Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and Neuberger Berman Management Inc.
               (15)
     (9)  Opinion and consent of Counsel (13)
     (10) (a)  Consent of Sutherland Asbill & Brennan LLP (14)
          (b)  Consent of PriceWaterhouseCoopers LLP (14)
     (11) Not Applicable.
     (12) Not Applicable.
     (13) (a)  Power of Attorney for Deborah G. Ellinger (15)
          (b)  Power of
               Attorney for Harris H. Simmons (15)
          (c)  Power of Attorney for V. Louise McCarren (15)
          (d)  Power of Attorney for David R. Coates (15)
          (e)  Power of Attorney for Roger B. Porter (15)
          (f)  Power of Attorney for Thomas H. MacLeay (12)
          (g)  Power of Attorney for Bruce M. Lisman (12)
          (h)  Power of Attorney for E. Miles Prentice, III (12)

     (1) Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
     (2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
     (3) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed March 12, 1996.
     (4) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed April 16, 1998.
     (5) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement (File No. 333-44723) for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed May 1, 2001.
     (6) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
     (7) Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003.
     (8) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
     (9) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
     (10) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
     (11) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
     (12) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1,2006.
     (13) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.
     (14) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2007
     (15) Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account June 25, 2007

Item 25. Directors and Officers of the Depositor


Name and Principal Business Address*                   Positions and Offices with Depositor
____________________________________                   ____________________________________

Thomas H. MacLeay                                      Chair (Director), President & CEO

David Coates                                           Director
Coates Advisory Services
Watertower Hill
356 Mountainview Dr., Suite 400
Colchester, VT  05446

Deborah G. Ellinger                                    Director
Old Mother Hubbard
285 Mill Road
Chelmsford, MA 01824-4105

Bruce Lisman                                           Director
Bear Stearns Companies
383 Madison Avenue, 5th Floor
New York, NY  10179

V. Louise McCarren                                     Director
5736 East Immigration Canyon
Salt Lake City, UT 84108

Roger B. Porter                                        Director
Center for Business & Government
Kennedy School of Government
Harvard University
79 John F. Kennedy St.
Cambridge, MA  02138

E. Miles Prentice                                      Director
Eaton & Van Winkle
3 Park Ave., 16th Floor
New York, NY  10016

Harris H. Simmons                                      Director
Zions Bank
One South Main Street
Salt Lake City, Utah 84111

Mehran Assadi                                          Executive Vice President
Michele S. Gatto                                       Executive Vice President - Corporate Services & General Counsel
Christian W. Thwaites                                  Executive Vice President
Thomas H. Brownell                                     Senior Vice President & Chief Investment Officer
Don W. Cummings                                        Senior Vice President - Finance
Gregory H. Doremus                                     Senior Vice President - New Business & Customer Services
Kenneth R. Ehinger                                     Senior Vice President - NL Financial Alliance
Ruth B. Smith                                          Senior Vice President - Registered Product & Life Event Distribution
James K. McQueston                                     Secretary & Assistant General Counsel
Robert E. Cotton                                       Vice President & Treasurer
Ann T. Dehner                                          Vice President - Marketing Operations
Matthew L. DeSantos                                    Vice President -  Marketing & Business Development
Richard A. Horchler                                    Vice President - Career System
Elizabeth H. MacGowan                                  Vice President - Product Development
D. Russell Morgan                                      Chief Compliance Officer - Separate Accounts
Craig A. Smith                                         Vice President & Chief Actuary
Peter M. Weinbaum                                      Marketing Development Vice President
Barbara B. Fitch                                       Compliance Officer
*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT  05604.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     A list of all persons directly or indirectly controlled by or under common control with National Life Insurance Company ("National Life") is set forth below. All of the stock of National Life is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

     National Life owns 100% of LSW National Holdings, Inc., a Vermont corporation; LSW National Holdings Inc. owns 100% of Life Insurance Company of the Southwest, a Texas corporation.

     NLV Financial Corporation owns 100% of National Retirement Plan Advisors, a Vermont corporation, NL Group Statutory Trust I, a Connecticut trust; Equity Services, Inc., a Vermont corporation, and Sentinel Asset Management, Inc. ("SAMI"), a Vermont corporation.

     SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation, and Sentinel Financial Services, Inc., a Delaware corporation.

     SAMI and Sentinel Financial Services, Inc. are partners of Sentinel Financial Services Company, a Vermont general partnership.

     Equity Services, Inc. owns 100% of Equity Services of Colorado, LLC, a Colorado LLC, and Equity Services of Nevada, Inc., a Nevada corporation.

Item 27. Number of Contract Owners. As of March 31, 2007, 7,705 contracts are in force.

Item 28. Indemnification

     The By-Laws of Depositor provide, in part in Article VI, as follows
          7.1  Indemnification.

               (a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

               (b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29 Principal Underwriter

     (a) Equity Services, Inc. (ESI) is also the principal underwriter for National Variable Life Insurance Account and Sentinel Variable Products Trust.

     (b) The following information is furnished with respect to the officers and directors of ESI:

____________________________________________________________________________________________________________________________________

  Name and Principal Business Address*    Positions and Offices with ESI                      Positions and Offices with Depositor
  ____________________________________    ______________________________
____________________________________________________________________________________________________________________________________

  Kenneth R. Ehinger                      President, Chief Executive Officer &Chair           Senior Vice President - NL Financial
                                          (Director)                                          Alliance
____________________________________________________________________________________________________________________________________

  Lance Reihl                             Chief Operating Officer                             None
____________________________________________________________________________________________________________________________________

  Stephen A. Englese                      Senior Vice President                               None
____________________________________________________________________________________________________________________________________

  Gregory D. Teese                        Vice President - Compliance & Chief                 None
                                          Compliance Officer
____________________________________________________________________________________________________________________________________

  Isabelle Keiser                         Vice President                                      None
____________________________________________________________________________________________________________________________________

  James Canavan                           Assistant Vice President                            None
____________________________________________________________________________________________________________________________________

  Donald Messier                          Vice President-Finance                              Vice President - Finance & Strategy,
                                                                                              NL Financial Alliance
____________________________________________________________________________________________________________________________________

  Mark Viviano                            Vice President                                      None
____________________________________________________________________________________________________________________________________

  Robert E. Cotton                        Treasurer                                           Vice President & Treasurer
____________________________________________________________________________________________________________________________________

  Kerry A. Jung                           Counsel, Investment Advisory Services               Senior Counsel
____________________________________________________________________________________________________________________________________

  Ian A. McKenny                          Counsel, Broker-Dealer Services                     Counsel
____________________________________________________________________________________________________________________________________

  James K. McQueston                      Secretary                                           Assistant General Counsel &
                                                                                              Secretary
____________________________________________________________________________________________________________________________________

  Kathy M. Trussell                       Assistant Secretary                                 Senior Paralegal & Assistant Secretary
____________________________________________________________________________________________________________________________________

  Thomas H. MacLeay                       Director                                            Chair (Director), President  &
                                                                                              Chief Executive Officer
____________________________________________________________________________________________________________________________________

  Claudia H. Brousseau                    Tax Officer                                         Tax Officer
____________________________________________________________________________________________________________________________________

  Frederick S. Campbell-Mohn              Tax Officer                                         Tax Officer
____________________________________________________________________________________________________________________________________

  Alfred J. Warburton                     Tax Officer                                         Vice President - Corporate Tax
____________________________________________________________________________________________________________________________________

  *Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

     (c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

_________________________________________________________________________________________________________________________________

  Name of                      Net Underwriting         Compensation on         Brokerage                Other Compensation
  Principal                    Discounts and            Redemption              Commissions
  Underwriter                  Commissions
_________________________________________________________________________________________________________________________________

  Equity Services, Inc.            4,434,303.00                 -0-                 4,434,303.00                 -0-
_________________________________________________________________________________________________________________________________

Item 30. Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31. Management Services

     All management contracts are discussed in Part A or Part B.

Item 32  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

     (e) National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, National Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Montpelier and the State of Vermont, on the 27th day of June, 2007.

                                            NATIONAL VARIABLE ANNUITY
                                            ACCOUNT II (Registrant)

                                            By: NATIONAL LIFE INSURANCE COMPANY

Attest: /s/Kathy M. Trussell                         By: /s/ Thomas H. MacLeay
      ______________________                           _________________________

       Kathy M. Trussell                                 Thomas H. MacLeay
       Assistant Secretary                               Chair, President and
                                                         Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, National Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal affixed and attested, in the City of Montpelier and the State of Vermont, on the 27th day of June, 2007.

                                            NATIONAL LIFE INSURANCE COMPANY
                                                    (Depositor)

Attest: /s/Kathy M. Trussll                          By: /s/ Thomas H. MacLeay
      ______________________                           _________________________

       Kathy M. Trussell                                 Thomas H. MacLeay
       Assistant Secretary                               Chair, President and
                                                         Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                    Title                                 Date
_________                    _____                                 ____

/s/ Thomas H. MacLeay        Chair(Director), President, Chief     June 27, 2007
_____________________

Thomas H. MacLeay            Executive Officer
                             (Principle Executive Officer)
/s/Don W. Cummings           Senior Vice President- Finance        June 27, 2007
_____________________

Don W. Cummings              (Principle Financial &
                             Accounting Officer)
Bruce Lisman*                Director                              June 27, 2007
E. Miles Prentice, III*      Director                              June 27, 2007
David R. Coates**            Director                              June 27, 2007
V. Louise McCarren**         Director                              June 27, 2007
Harris H. Simmons**          Director                              June 27, 2007
Deborah Ellinger**           Director                              June 27, 2007
Roger B. Porter**            Director                              June 27, 2007

*Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
** Kerry A. Jung signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider- File No. 333-44723) filed June 25th, 2007.

/s/Kerry A. Jung
________________

Kerry A. Jung